SEGMENTED INFORMATION (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Reclamation deposits	$ 21,055	$ 21,055	$ 21,055
Equipment	159,484	101,162	531,911	$ 917,607
Mineral properties	23,782,884	3,643,720	13,299,906	$ 26,399,708
Total	23,963,423	3,765,937	13,852,872
Canada
Disclosure of operating segments [line items]
Reclamation deposits	0	0	0
Equipment	12,005	14,839	18,376
Mineral properties	0	0	0
Total	12,005	14,839	18,376
USA
Disclosure of operating segments [line items]
Reclamation deposits	0	0	0
Equipment	89,826	22,713	0
Mineral properties	8,600,658	3,643,720	490,356
Total	8,690,484	3,666,433	490,356
Mongolia
Disclosure of operating segments [line items]
Reclamation deposits	21,055	21,055	21,055
Equipment	35,721	33,440	48,364
Mineral properties	0	0	0
Total	56,776	54,495	69,419
Bolivia
Disclosure of operating segments [line items]
Reclamation deposits	0	0	0
Equipment	21,932	30,170	465,171
Mineral properties	15,182,226	0	12,809,550
Total	$ 15,204,158	$ 30,170	$ 13,274,721